Stock Based Compensation - Summary of stock based compensation activity's (Details)		12 Months Ended
		Dec. 31, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Released | shares		(17,815,330)
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		18,870,930		17,884,100	16,273,478
Number of Shares, Granted | shares		304,349		1,051,544	1,625,338
Number of Shares, Forfeited | shares		(16,172)		(64,714)	(14,716)
Number of Shares, Outstanding | shares		1,343,777		18,870,930	17,884,100	16,273,478
Weighted Average Grant-date Fair Value, Outstanding		$ 7.18		$ 6.74	$ 6.59
Weighted Average Grant-date Fair Value, Granted		46.23		14.74	8.31
Weighted Average Grant-date Fair Value, Released		6.74
Weighted Average Grant-date Fair Value, Forfeited		12.02		8.72	8.35
Weighted Average Grant-date Fair Value, Outstanding		21.87		$ 7.18	$ 6.74	$ 6.59
Weighted Average Share Price on Release Date, Released		$ 25.97
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		2,949,830		2,985,710	2,996,188
Number of Shares, Forfeited | shares				(35,880)	(10,478)
Number of Shares, Exercised | shares		(821,106)
Number of Shares, Outstanding | shares		2,128,724		2,949,830	2,985,710	2,996,188
Number of Shares, Exercisable | shares		2,128,724
Weighted Average Grant-date Fair Value, Outstanding		$ 15.57		$ 15.62	$ 15.63
Weighted Average Grant-date Fair Value, Forfeited				19.13	19.13
Weighted Average Grant-date Fair Value, Exercised		14.97
Weighted Average Grant-date Fair Value, Outstanding		15.81	[1]	$ 15.57	$ 15.62	$ 15.63
Weighted Average Grant-date Fair Value, Exercisable	[1]	15.81
Weighted Average Share Price on Exercise Date, Exercised		$ 43.18
Weighted Average Remaining Contractual Term (in years)		2 years 2 months 12 days		3 years 2 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.